Transferred financial assets that are derecognized in their entirety with continuing involvement (Narrative) (Detail 1.2) - Securitisations [Member] SFr in Millions	Dec. 31, 2017 CHF (SFr)
Disclosure Of Maturity Analysis Of Undiscounted Cash Outflows To Repurchase Derecognised Financial Assets Or Amounts Payable To Transferee In Respect Of Transferred Assets [Line Items]
Undiscounted cash outflows may be payable to the transferee	SFr 7
Not Later Than One Month [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Outflows To Repurchase Derecognised Financial Assets Or Amounts Payable To Transferee In Respect Of Transferred Assets [Line Items]
Undiscounted cash outflows may be payable to the transferee	7
UBS AG
Disclosure Of Maturity Analysis Of Undiscounted Cash Outflows To Repurchase Derecognised Financial Assets Or Amounts Payable To Transferee In Respect Of Transferred Assets [Line Items]
Undiscounted cash outflows may be payable to the transferee	7
UBS AG | Not Later Than One Month [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Outflows To Repurchase Derecognised Financial Assets Or Amounts Payable To Transferee In Respect Of Transferred Assets [Line Items]
Undiscounted cash outflows may be payable to the transferee	SFr 7